SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2023 USD ($)
Notes and other explanatory information [abstract]
Other finance costs	$ 16,568